Earnings (Loss) Per Share - Summary of Earnings (Loss) Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit (loss)	€ (23,719)	€ 67,259	€ (101,221)
Weighted average number of ordinary shares for the period (shares)	49,673,936,000	44,739,756,000	38,858,617,000
Basic earnings (loss) per share	€ (0.48)	€ 1.51	€ (2.60)
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share (in shares)	49,673,936,000	55,613,634,000	38,858,617,000
Diluted earnings (loss) per share	€ (0.48)	€ 1.23	€ (2.60)
Earnings per share [table]
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share (in shares)	49,673,936,000	55,613,634,000	38,858,617,000
B S A
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	35,070,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	35,070,000
A G A
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	53,887,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	53,887,000
S O
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	637,726,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	637,726,000
OCEANES
Earnings per share [table]
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	10,580,141,000
Number Of Shares Non Included In The Computation Of Diluted Earnings Per Share	10,580,141,000